Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Segment Information

NOTE 13 - SEGMENT INFORMATION

The Company is principally engaged in the operation of retail chain store in the PRC. Nearly all identifiable assets of the Company are located in the PRC. All revenues are derived from customers in the PRC. Accordingly, no analysis of the Company's sales and assets by geographical market is presented.

For the years ended December 31, 2012 and 2011, the Company's net revenues from external customers for products and services are as follows:

Years Ended December 31,	2012	2011

Sale of general merchandise	$359,625,745	$365,230,321
Department store income	4,832,718	4,060,540
Other income	1,166,318	1,209,559

Total	$365,624,781	$370,500,420

For the years ended December 31, 2012 and 2011, the Company's net revenues from external customers for sale of general merchandise by categories of product are as follows:

Years Ended December 31,	2012	2011

Grocery	$134,599,622	$125,176,060
Fresh food	172,059,718	172,554,315
Non-food	52,966,405	67,499,946

Total	$359,625,745	$365,230,321